CONDENSED CONSOLIDATED INTERIM STATEMENT OF INCOME - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interest on loans and financial leases
Total interest income on loans and financial leases	$ 8,336,232	$ 8,985,495	$ 16,707,983	$ 17,871,247
Interest on debt instruments using the effective interest method	240,138	253,026	497,912	503,397
Total Interest on financial instruments using the effective interest method	8,576,370	9,238,521	17,205,895	18,374,644
Interest income on overnight and market funds	64,595	48,436	126,418	103,627
Interest and valuation on financial instruments	302,510	(212,274)	708,556	(20,467)
Total interest and valuation on financial instruments	8,943,475	9,074,683	18,040,869	18,457,804
Interest expenses	(3,756,886)	(4,141,013)	(7,695,965)	(8,166,276)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	5,186,589	4,933,670	10,344,904	10,291,528
Credit impairment charges on loans, advances and financial leases, net	(1,623,061)	(2,058,130)	(2,957,924)	(4,102,779)
Credit recovery (impairment) for other financial instruments, net	4,278	(24,070)	24,161	(25,065)
Total credit impairment charges, net	(1,618,783)	(2,082,200)	(2,933,763)	(4,127,844)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments and other financial instruments	3,567,806	2,851,470	7,411,141	6,163,684
Commissions income	1,948,046	1,767,456	3,699,938	3,451,440
Commissions expenses	(918,235)	(769,458)	(1,669,168)	(1,451,846)
Total commissions, net	1,029,811	997,998	2,030,770	1,999,594
Other operating income	741,084	1,119,725	1,370,413	2,109,605
Dividends and net income on equity investments	(225,575)	112,270	(140,768)	228,906
Total operating income, net	5,113,126	5,081,463	10,671,556	10,501,789
Operating expenses
Salaries and employee benefits	(1,348,396)	(1,353,981)	(2,683,347)	(2,676,774)
Other administrative and general expenses	(1,259,988)	(1,198,981)	(2,437,740)	(2,339,859)
Taxes other than income tax	(389,932)	(346,834)	(780,826)	(694,729)
Impairment, depreciation and amortization	(289,733)	(271,177)	(564,675)	(531,273)
Total operating expenses	(3,288,049)	(3,170,973)	(6,466,588)	(6,242,635)
Profit before income tax	1,825,077	1,910,490	4,204,968	4,259,154
Income tax	(363,323)	(426,328)	(1,058,203)	(1,012,699)
Net income	1,461,754	1,484,162	3,146,765	3,246,455
Net income attributable to equity holders of the Parent Company	1,439,774	1,460,491	3,103,246	3,177,268
Non-controlling interest	$ 21,980	$ 23,671	$ 43,519	$ 69,187
Basic earnings per share to common shareholders, stated in units of Colombian pesos	$ 1,511	$ 1,533	$ 3,256	$ 3,333
Diluted earnings per share to common shareholders, stated in units of Colombian pesos	$ 1,511	$ 1,533	$ 3,256	$ 3,333
Commercial
Interest on loans and financial leases
Total interest income on loans and financial leases	$ 4,160,195	$ 4,392,859	$ 8,358,202	$ 8,595,698
Consumer
Interest on loans and financial leases
Total interest income on loans and financial leases	2,188,049	2,583,004	4,340,212	5,175,769
Mortgage
Interest on loans and financial leases
Total interest income on loans and financial leases	1,019,405	996,325	2,032,457	2,112,444
Financial Leases
Interest on loans and financial leases
Total interest income on loans and financial leases	917,304	971,439	1,872,129	1,899,985
Small Business Loans
Interest on loans and financial leases
Total interest income on loans and financial leases	$ 51,279	$ 41,868	$ 104,983	$ 87,351